Inventories - Schedule of Major Classes of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 69,176	$ 64,113
Work in progress	19,461	16,425
Finished goods and products held for resale	53,786	44,402
Costs of unbilled projects	1,878	5,706
Reserves for excess and obsolete	(9,313)	(10,599)
Inventory, Net	$ 134,988	$ 120,047